Other Receivables and Other Current Assets, Net - Schedule of Other receivables and Other Current Assets (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other receivables and Other Current Assets [Abstract] [Abstract]
Deposits		$ 144,970	$ 137,804
Loan receivables	[1]	97,854	124,712
Other receivables		183,998	108,281
Total other receivables and other current assets, gross		426,822	370,797
Less: allowance for credit loss		(54,430)	(51,739)	$ (52,000)
Total other receivables and other current assets, net		$ 372,392	$ 319,058

[1]	Loan receivables represent temporary interest-free advances provided by the Company to its employees for short-term personal liquidity needs. These advances are repayable on demand and expected to be fully settled by March 31, 2027